Trade payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other current payables [abstract]
Summary of Trade Payables

Trade payables as at December 31, 2024 and 2023 are analysed as follows:

	31/12/24	31/12/23
Invoices received - supplier not part of factoring facility	40,474	38,863
Invoices received - supplier factoring facility	11,670	9,758
Accruals for invoices to be received	14,333	12,267
Total	66,477	60,888